Goodwill (Notes)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill
The following table reflects the activity in goodwill and other intangible assets for the years ended December 31, 2015, 2014 and 2013.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
January 1, 2013	$72,334	$337	$72,671
Amortization	—	(337)	(337)
December 31, 2013	$72,334	$—	$72,334
Amortization	—	—	—
December 31, 2014	$72,334	$—	$72,334
Amortization	—	—	—
December 31, 2015	$72,334	$—	$72,334

The core deposit intangibles were amortized to expense principally on the straight-line method, over a period of six years. Core deposit intangibles were fully amortized at December 31, 2013, and thus there was no amortization expense in 2014 or 2015. Core deposit intangible amortization expense was $337,000 in 2013.